Thrivent Municipal Bond Fund Investment Objectives and Goals - Thrivent Municipal Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Municipal Bond Fund Class S: TMBIX | Class A: AAMBX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Municipal Bond Fund (the "Fund") seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.